Basis of preparation of the financial statements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Disclosure of basis of preparation of financial statements [Abstract]
Basis of preparation of the financial statements
2. Basis of preparation of the financial statements and changes to the Group’s accounting policies
a) Basis of preparation of the unaudited interim condensed consolidated financial statements
The unaudited interim condensed consolidated financial statements as of September 30, 2020 and for the three and nine months period ended September, 2020 and 2019 have been prepared in accordance with IAS 34
Interim Financial Reporting
as issued by the International Accounting Standards Board (“IASB”).
The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.
The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2019. The list of notes that were not apresented in this unaudited interim condensed is presented below:

Note to financial statements of December 31, 2019	Description
3.	Summary of significant accounting policies
4.	Significant estimated and judgements
5.	Group structure
10.	Accounts receivable
11.	Recoverable taxes
19.	Social and Statutory obligations
20.	Tax and social security obligations
24. (a)	Key-person management compensation
33. (b) to (f)	Management of financial risks and financial instruments
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the new accounting policies adopted for the current interim reporting period, see Note 2 (c).
The unaudited interim condensed consolidated financial statements are presented in Brazilian reais (“R$”), which is the Group’s presentation currency and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.

b) New standards, interpretations and amendments not yet adopted
The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2019.
Certain new accounting standards and interpretations have been published ,which include Amendments to IFRS 3: Definition of a Business; Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform; and Amendments to IAS 1 and IAS 8: Definition of Material; and Conceptual Framework for Financial Reporting issued on March 29, 2018, that are not mandatory for the period ended September 30, 2020, and have not been early adopted by the group. These standards are not expected to have a material impact on the entity in the current or future financial statements periods and on foreseeable future transactions.
c) New accounting policies adopted by the Group
Derivative financial instruments and hedging activities
In compliance with IFRS 9, as of September 30, 2020, the Group designated certain derivatives as fair value hedges for protection of the exposure of Fixed-Income carried out through structured operations certificates. The following accounting policy is adopted for theses fair value hedges:
For the derivative financial instruments that are designated and qualify as fair value hedges, the following policies apply:

a)	the gain or loss resulting from the fair value appreciation or depreciation of the hedging instrument at fair value should be recorded in profit or loss; and

b)
the gain or loss resulting from fair value appreciation or depreciation of the hedged item, that is attributable to the effective portion of the hedged item should adjust the carrying amount of the hedged item, which will be recorded in profit or loss.

If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to profit or loss over the remaining period until maturity, using a recalculated effective interest rate.
d) Basis of consolidation
There were no changes since December 31, 2019 in the accounting practices adopted for consolidation of the Company’s direct and indirect interests in its subsidiaries for the purposes of these unaudited interim condensed consolidated financial statements, except for the following items:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	September 30, 2020	December 31, 2019
Indirectly controlled
XP Allocation Asset Management Ltda. (ii)	Brazil	Asset management	99.97%	—
Track Índices Consultoria Ltda. (ii)	Brazil	Index Provider	100.00%	—
XP Eventos Ltda. (ii)	Brazil	Media and Events	99.00%	—
Carteira Online Controle de Investimentos Ltda.-ME (iii)	Brazil	Investment consolidation platform	99.99%	—
Antecipa S.A. (iii)	Brazil	Receivables Financing Market	100.00%	—

Consolidated investments funds
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (ii)	Brazil	Investment fund	100.00%	—
XP High Yield Fund SP (ii)	Cayman	Investment fund	100.00%	—
XP International Fund SPC (ii)	Cayman	Investment fund	100.00%	—
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (iv)	Brazil	Investment fund	—	100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (iv)	Brazil	Investment fund	—	100.00%

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	New subsidiaries and investment funds commenced operations in the period.
(iii) New subsidiaries acquired in the period.
(iv) Investiments funds closed during the period.
e) Interests in associates and joint ventures
i. Associates
Associates are companies in which the investor has a significant influence but does not hold control. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method. Investments in associates and joint ventures include the goodwill identified upon acquisition, net of any cumulative impairment loss.
ii. Joint ventures
The Group has joint venture whereby the parties that have joint control of the arrangement have rights to the net assets.
iii. Equity method
Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.

Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.
If its interest in the associates and joint ventures decreases, but the Group retains significant influence or joint control, only the proportional amount of the previously recognized amounts in Other comprehensive income is reclassified in Income, when appropriate.
f) Business acquisitions
The acquisitions of Fliper and Antecipa were recently completed and the allocation of the purchase price to acquired assets, including goodwill, and assumed liabilities is still preliminary pending receipt of the final fair value valuations of the acquired assets and assumed liabilities as of the closing date of the transaction. For the concluded acquisitions, the total consideration paid is R$83,925, being: i) R$55,741 paid in cash, ii) R$14,000 payable in three consecutives annual installments from 2020 to 2022 adjusted by the Interbank Certificates of Deposit (“CDI”) rate and iii) R$14,183 as a fair value of the contingent consideration.
These acquisitions are not considered material for XP Inc. interim financial statements.The preliminary purchase prices were mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition.
Carteira Online Controle de Investimentos
Ltda.-ME
(“Fliper”)
On June 5, 2020, the Group entered into an agreement, to acquire 100% of total share capital Fliper, an automated investment consolidation platform that offers its users connectivity and tools to perform intuitive and intelligent financial self-management. The transaction allows XP Inc. to offer its customers additional resources to manage their investments, as the open banking trend continues to accelerate in Brazil. On July 13, 2020, the acquisition was concluded, through approval of Central Bank (BACEN).
Antecipa S.A. (“Antecipa”)
On June 29, 2020, the Group entered into an agreement, through its for the acquisition of 100% of total share capital of Antecipa , a digital platform for the financing of receivables.Antecipa’s central objective is to offer an efficient alternative for companies to optimize cash flow management. For the Group, the acquisition represents an opportunity to further expand its product range and reinforce the company’s presence in the Small to Medium Enterprise (SME) and corporate segments in Brazil, similar to XP’s transformational initiatives across the Retail, High-Income and Private Market channels. On September 1, 2020, acquisition was consummated, through approval of Central Bank (BACEN).
DM10 Corretora de Seguros e Assessoria Ltda. (“DM10”)
On June 9, 2020, the Group entered into an agreement to acquire of 100% of total share capital of DM10, a marketplace that connects hundreds of independent distributors with Life Insurance and Pension Plan products, adding value through technology and education. With the transaction, the Group enhances its distribution network in the insurance division. This transaction is expected to close in the fourth quarter of 2020.

g) Segment reporting
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries and joint ventures. Disaggregated information is only reviewed at the revenue level (Note 22), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the unaudited interim condensed consolidated statements of income and of comprehensive income and unaudited interim condensed consolidated balance sheet.
See Note 22 (c) for a breakdown of total revenue and income and selected assets by geographic location
h) Impacts related
COVID-19
in the current period
Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19,
spread worldwide. The current pandemic has negatively impacted the global, national and regional economies and disrupted supply chains and otherwise reduce international trade and business activity. The Group has reviewed its exposure to economic-related and market volatility, which could negatively impact the value of a certain class of financial instruments however has not identified relevant impact to the financial performance or position of the group as of September, 2020. The company has sufficient headroom to enable it to comply with its covenants on its existing borrowings and sufficient working capital and undrawn financing facilities to service its operating activities and ongoing investments.
Although the Group have not identified relevant impacts to its financial performance as at September 30, 2020, the Group is monitoring
COVID-19
effects on its business, which are still uncertain and will depend on the severity of the coronavirus and the actions to contain or treat its impact, among others.
As a consequence of this pandemic, most of the Group’s employees is working from home. Based on thorough assessments about the well-being and performance of our workforce, management announced on September 11, 2020, the permanent and company-wide adoption of the home-office model.
i) Estimates
The preparation of unaudited interim condensed consolidated financial statements of the Group requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the reporting date. Actual results may differ from these estimates.
In preparing these unaudited interim condensed consolidated financial statements, the significant judgements and estimates made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that are set the consolidated financial statements for the year ended December 31, 2019.

2. Basis of preparation of the financial statements
(i) Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.
The consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
As mentioned in the Note 1, the Group carried out a corporate reorganization in order to prepare the structure for the Initial Public Offering of its shares. As result, XP Inc. was incorporated in 2019 and is currently the entity which is registered with the Securities Exchange Commission and for which these financial statements are presented. The comparative historical figures presented in these financial statements are the ones of the predecessor entity, XP Investimentos S.A.
The balance sheet is presented in order of liquidity of assets and liabilities. The timing of their realization or settlement is dependent not just on their liquidity, but also on management’s judgements on expected movements in market prices and other relevant aspects.
(ii) New and amended standards adopted by the Group
The Group applies, for the first time on January 1, 2019, IFRS 16
Leases
and IFRIC 23
Uncertainty over Income Tax Treatment
. As required by IFRS, the nature and effect of these changes are disclosed in Note 3 (vii), including the new accounting policies that have been applied since then. Comparative for the 2018 financial year have not been restated.
Other amendments and interpretations apply for the first time in 2019, but do not have an impact on the annual consolidated financial statements of the Group.
Certain new accounting standards and interpretations have been published that are not mandatory for 2019 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

(iii) Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company as of December 31, 2019 and 2018 and for each of the years ended December 31, 2019, 2018 and 2017.
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.
(iv) Segment reporting
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 26), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet.
See Note 26 (c) for a breakdown of revenues and income and selected assets from external customers by country of domicile.
(v) Foreign currency translation
(i) Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.

The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside of Brazil have different functional currencies, including US Dollar (“USD”), Euro (“EUR”), Pound sterling (“GBP”) and Swiss Franc (“CHF”).
(ii) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the statement of income and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within interest expense on debt.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
(iii) Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.